Revenue - Contract Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Accounts receivable, net	$ 8,898	$ 2,700
Unbilled accounts receivable	1,981	1,224
Deferred revenue	$ 11,948	$ 4,903